POST-EMPLOYMENT BENEFIT - Change referring to health plans and life insurance (Details) - Present value of the defined benefit obligations - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Pension Benefits
Beginning Balance	R$ 255,181	R$ 245,457
Effects of deconsolidation - Eletronuclear		(25,745)
Current service cost	9,652	759
Interest on actuarial obligation	16,404	20,741
Benefits paid in the year	(6,966)	(10,350)
Gain/Loss on actuarial obligations arising from remeasurement	(111,636)	24,319
Actuarial losses arising from changes in demographic assumptions	(10,920)	38,026
Actuarial gains/losses arising from changes in financial assumptions	28,221	(21,655)
Actuarial gains/losses resulting from adjustments based on experience	(128,937)	7,948
Closing Balance	R$ 162,635	R$ 255,181